UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6239

Tax-Free Fund for Utah
(Exact name of Registrant as specified in charter)

380 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Joseph P. DiMaggio
380 Madison Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 697-6666

Date of fiscal year end: 6/30/09

Date of reporting period: 12/31/09

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semi-Annual Report
December 31, 2009

TAX-FREE FUND FOR UTAH A tax-free income investment

Serving Utah Investors For More Than 15 Years Tax-Free Fund For Utah “Preservation”

February, 2010

Dear Fellow Shareholder:

     A topic which is frequently in the headlines these days is preservation - preservation of natural resources, the environment and ecological status quos. And, lately, with the severe recession we have had to endure, self-preservation rightfully seems to be on everyone’s mind.

     Indeed, preservation is the cornerstone of our investment philosophy for Tax-Free Fund For Utah. The Fund’s very objective is to seek to provide you as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

     In our opinion, this simple word – preservation – speaks volumes. The Management of Tax-Free Fund For Utah strives to not only give our shareholders a tax-free return ON their money, but also a return OF their money.

Action Plan

With the Fund’s objective clearly defined, how do we go about endeavoring to fulfill this goal?

     The Fund employs very distinct techniques in the construction of the Fund’s portfolio as we strive, to the maximum extent possible, to never have “surprises” with any of the securities in the Fund’s portfolio. To help limit the degree of uncertainty, our knowledgeable and experienced portfolio managers seek to construct the Fund’s portfolio with high quality, intermediate maturity and geographic diversification in mind.

Quality

     In our judgment, a key element in striving to preserve your investment is that of quality. As you may know, there are nine separate credit ratings. However, by prospectus, Tax-Free Fund For Utah can only purchase securities deemed to be investment grade – those within the top four credit ratings - AAA, AA, A and Baa.

     In general, the higher the quality rating of a municipal security, the greater and more reliable the cash flow there is for the municipality to cover interest and principal payments when due on the security. Of course, no matter what quality rating exists with any security, it still is going to be subject to market fluctuations. However, our experience has been that top-quality ratings tend to have less fluctuation than lower quality ratings. Furthermore, when they do fluctuate, they often return to their base market price at a quicker rate than lower-grade securities.

Maturity

     Another factor that we very strongly embrace in striving to preserve your investment is the maturity structure of the portfolio of Tax-Free Fund For Utah.

NOT A PART OF THE SEMI-ANNUAL REPORT

     As you know, long-term bonds generally tend to produce a higher return than short-term bonds. However, such longer maturity bonds may also experience a higher degree of volatility in their price. This higher price volatility normally associated with longer-term maturity bonds exists because it reflects the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

     Thus, your Fund’s portfolio managers generally seek to balance out longer-term maturities with a portion of the Fund’s investments in shorter-term maturities. Through utilizing a blend of maturities –both shorter-term and longer-term – Tax-Free Fund For Utah attempts to provide a satisfactory level of return without subjecting the share price to excessive swings as interest rates increase and decrease. We feel that this focus on keeping the average of maturities relatively intermediate in term takes the best that each investment has to offer – gaining stability from the shorter-term maturities and higher yields from the longer-term maturities.

Diversification

     We also strive to employ diversification in the construction of the Fund’s portfolio - both in terms of the type of project as well as geographic characteristics within the State. To the maximum extent possible, we endeavor to include in the portfolio securities representing locations throughout Utah and all types of public purpose projects. In this way, we increase the odds that no one project or area of the State will have any significant adverse influence upon your investment in the Fund.

Your Confidence Continues to be Appreciated

     All in all, we have tried to make sure that we are preserving your investment in Tax-Free Fund For Utah to as high a degree as possible.

     We appreciate your continued confidence in the Fund through your investment.

Sincerely,

Lacy B. Herrmann Founder and Chairman Emeritus	Diana P. Herrmann President

Consideration should be given to the risks of investing, including: potential loss of value, market risk, interest rate risk, credit risk, and geographic concentration. Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

NOT A PART OF THE SEMI-ANNUAL REPORT

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (12.2%)	S&P	Value
	City, County and State (7.9%)
	Alamo, Texas Community College District
$595,000	4.375%, 02/15/25 NPFG Insured	Aa1/AA+	$601,813
	Anderson, Indiana San District
505,000	4.600%, 07/15/23 AMBAC Insured	A3/A	516,792
	Cedar City, Utah Special Improvement District
	Assessment
235,000	5.050%, 09/01/10	NR/NR*	233,484
215,000	5.200%, 09/01/11	NR/NR*	211,291
	Cedar Park, Texas
835,000	4.500%, 02/15/22 NPFG Insured	A1/AA	850,640
	Clark County, Nevada, Refunding
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AAA	2,059,220
	Coral Canyon, Utah Special Service District
140,000	4.850%, 07/15/17	NR/NR*	116,187
580,000	5.700%, 07/15/18	NR/NR*	498,348
	Dawson County, Texas Hospital District
555,000	4.375%, 02/15/24 AMBAC Insured	NR/BBB+	503,407
	Denton County, Texas
700,000	4.500%, 07/15/24 NPFG Insured	Aa1/AAA	720,335
400,000	4.500%, 07/15/25 NPFG Insured	Aa1/AAA	409,624
1,500,000	4.250%, 07/15/27 NPFG Insured	Aa1/AAA	1,507,635
	Harris County, Texas Utility District #268
905,000	4.375%, 09/01/27 Radian Insured	NR/NR*	796,409
	Houston, Texas Public Improvement
1,500,000	5.000%, 03/01/29	Aa3/AA	1,600,905
	King County, Washington Unlimited Tax
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AAA	1,044,590
	Laredo, Texas
300,000	4.250%, 08/15/21 AMBAC Insured	A1/AA-	307,818
500,000	4.500%, 02/15/24 AMBAC Insured	A1/AA-	514,690
	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured .	Aa2/AA+	1,767,388
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa2/AA+	1,482,786
695,000	4.375%, 08/15/25 NPFG Insured	Aa2/AA+	717,038
	Mesquite, Texas
510,000	4.625%, 02/15/22 AGMC Insured	Aa3/AAA	535,393

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	City, County and State (continued)
	Montgomery County, Texas
$2,975,000	5.250%, 03/01/32	Aa3/AA	$3,226,655
	San Antonio, Texas
125,000	4.750%, 02/01/24 AGMC Insured	Aa1/AAA	128,919
	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	A2/NR	467,010
	Texas State
415,000	4.500%, 08/01/22	Aa1/AA+	439,265
	Waco, Texas
2,560,000	4.500%, 02/01/24 NPFG Insured	Aa3/AA	2,599,526
	Washington County, Utah
1,250,000	5.000%, 10/01/22 NPFG Insured	A1/NR	1,297,787
	Williamson County, Texas
460,000	4.500%, 02/15/26 AGMC Insured	Aa2/AAA	472,337
	Total City, County and State		25,627,292

	School District (4.3%)
	Borger, Texas Independent School District
400,000	4.500%, 02/15/24	NR/AAA	418,008
500,000	4.500%, 02/15/25	NR/AAA	519,180
	Clint, Texas Independent School District
265,000	4.250%, 02/15/28	NR/AAA†	267,690
	Conroe, Texas Independent School District, School
	Building
750,000	5.750%, 02/15/35 Series A	Aa3/AA	821,595
	Freemont County, Wyoming School District #14
355,000	4.500%, 06/15/26	NR/BBB††††	368,046
	Frisco, Texas Independent School District
1,260,000	5.000%, 07/15/26 PSF Guaranty	Aaa/NR†	1,326,591
	Galena Park, Texas Independent School District
295,000	4.625%, 08/15/25 PSF Guaranty	Aaa/NR†	310,151
	Harrisburg, South Dakota Independent School
	District No. 41-2
1,370,000	4.500%, 01/15/24 AGMC Insured	Aa3/NR††	1,385,029
	La Feria, Texas Independent School District
210,000	4.400%, 02/15/24 PSF Guaranty	Aaa/NR	216,581

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	General Obligation Bonds (continued)	S&P	Value
	School District (continued)
	Lindale, Texas Independent School District
$440,000	4.250%, 02/15/21 PSF Guaranty	NR/AAA	$455,510
1,000,000	4.250%, 02/15/22 PSF Guaranty	NR/AAA	1,031,940
445,000	4.375%, 02/15/23 PSF Guaranty	NR/AAA	461,576
	Lovejoy, Texas Independent School District
200,000	4.500%, 02/15/24 PSF Guaranty	Aaa/AAA	206,972
	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG FGIC Insured	A3/NR	496,622
	Prosper, Texas Independent School District
395,000	4.125%, 08/15/21 PSF Guaranty	NR/AAA†	407,664
	Spring, Texas Independent School District
300,000	4.750%, 08/15/23	Aaa/AAA	310,743
	Uintah County, Utah School District
455,000	4.250%, 02/01/24	Aaa/NR	471,885
	Van, Texas Independent School District
750,000	4.875%, 02/15/26	Aaa/AAA	801,225
	Washington County, Utah
440,000	5.000%, 10/01/18 Syncora Guarantee Inc. Insured	A1/NR	466,972
465,000	5.000%, 10/01/19 Syncora Guarantee Inc. Insured	A1/NR	490,394
490,000	5.000%, 10/01/20 Syncora Guarantee Inc. Insured	A1/NR	516,543
510,000	5.000%, 10/01/21 Syncora Guarantee Inc. Insured	A1/NR	538,305
535,000	5.000%, 10/01/22 Syncora Guarantee Inc. Insured	A1/NR	562,082
565,000	5.000%, 10/01/23 Syncora Guarantee Inc. Insured	A1/NR	591,357
320,000	5.000%, 10/01/24 Syncora Guarantee Inc. Insured	A1/NR	334,224
	Washoe County, Nevada School District
200,000	4.625%, 06/01/23 NPFG FGIC Insured	Aa3/AA	205,150
	Total School District		13,982,035
	Total General Obligation Bonds		39,609,327

	Revenue Bonds (87.3%)

	Airport (2.8%)
	Broward County, Florida Airport System Revenue
	Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+	1,026,990
	Clark County, Nevada Airport Revenue
2,000,000	5.500%, 07/01/22 NPFG AMT	Aa3/A+	1,998,200

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Airport (continued)
	Clark County, Nevada Passenger Facility Charge
$255,000	4.750%, 07/01/22 NPFG Insured AMT	Aa3/A+	$255,592
	Greater Orlando Aviation Authority, Florida Airport
2,000,000	5.500%, 10/01/23 AMT	Aa3/A+	2,028,420
	Hillsborough County, Florida Aviation Authority
2,185,000	5.250%, 10/01/23 NPFG Insured AMT	Aa3/A+	2,209,909
	Miami-Dade County, Florida Aviation Revenue
1,700,000	5.000%, 10/01/28 Series C NPFG Insured AMT	A2/A	1,620,338
	Total Airport		9,139,449

	Education (28.7%)
	Broward County, Florida School Board COP
1,780,000	4.500%, 07/01/23 Series A NPFG FGIC Insured	A1/A+	1,756,967
	Carmel, Indiana 2002 School Building Corp.
1,235,000	4.300%, 01/15/23 AGMC Insured	Aa3/AAA	1,255,637
	Central Washington State University System Revenue
1,265,000	4.375%, 05/01/26 AGMC Insured	Aa3/NR	1,294,626
	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA	214,845
	Hillsborough County, Florida School Board COP
560,000	4.250%, 07/01/26 NPFG Insured	Aa3/AA-	540,030
	Laredo, Texas Independent School District Public
	Facility Corp.
190,000	5.000%, 08/01/24 AMBAC Insured	NR/A-	194,136
	La Vernia, Texas Higher Education Finance Corp.
3,574,300	6.500%, 03/12/38	NR/NR*	3,086,587
	Nevada System Higher Education COP
1,000,000	5.000%, 07/01/25 AMBAC Insured	NR/AA-	1,060,960
	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB	789,451
870,000	4.750%, 10/01/21	NR/BBB	824,864
2,300,000	5.000%, 10/01/22	NR/BBB	2,211,772
1,250,000	5.000%, 10/01/25	NR/BBB	1,168,400
2,025,000	5.125%, 10/01/28	NR/BBB	1,865,531
	San Angelo, Texas Independent School District
1,000,000	5.250%, 02/15/34 AGMC Insured	NR/AA-††	1,047,120

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Education (continued)
	Spanish Fork City, Utah Charter School Revenue
	American Leadership Academy
$1,800,000	5.550%, 11/15/21	NR/NR*	$1,615,968
945,000	5.550%, 11/15/26	NR/NR*	798,960
	Texas A&M University Revenue
1,750,000	5.000%, 07/01/34	Aaa/AAA	1,891,592
	Texas State College Student Loan Revenue
100,000	5.000%, 08/01/22 AMT	Aa1/AA+	100,041
	Texas State University System Financing Revenue
655,000	4.375%, 03/15/23 AGMC Insured	Aa3/AAA	671,008
2,000,000	5.250%, 03/15/25	Aa3/AAA	2,196,480
	Tyler, Texas Independent School District
325,000	5.000%, 02/15/26 AGMC Insured	Aa3/AAA	339,563
	University of Nevada (University Revenues)
190,000	4.500%, 07/01/24 NPFG Insured	Aa3/AA-	194,492
	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa3/AA-	3,268,302
	Utah County, Utah Charter School Revenue
	Lakeview Academy
315,000	5.350%, 07/15/17 Series A	NR/NR*	284,643
	Utah County, Utah Charter School Revenue Lincoln
	Academy
950,000	5.450%, 06/15/17 Series A	NR/NR*	867,720
	Utah County, Utah Charter School Revenue
	Renaissance Academy
340,000	5.350%, 07/15/17 Series A	NR/NR*	311,324
	Utah County, Utah School Facility
1,275,000	6.500%, 12/21/25	NR/NR*	1,094,014
	Utah State Board of Regents Auxiliary & Campus
	Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA	1,021,930
	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA	428,782
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA	444,716
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA	471,951
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA	125,608

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Education (continued)
	Utah State Board of Regents Office Facility Revenue
$450,000	5.050%, 02/01/20 NPFG Insured	Baa1/AA	$462,164
360,000	5.125%, 02/01/22 NPFG Insured	Baa1/AA	369,760
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa3/AA-	1,107,543
	Utah State Charter School Finance Authority American
	Prep Academy
6,900,000	8.000%, 03/15/39	NR/NR*	6,987,561
	Utah State Charter School Finance Authority Channing
	Hall Academy
1,700,000	5.750%, 07/15/22 Series A	NR/NR*	1,358,368
	Utah State Charter School Finance Authority Da Vinci
	Academy
6,950,000	8.000%, 03/15/39	NR/NR*	7,037,639
	Utah State Charter School Finance Authority Entheos
	Academy
5,895,000	6.750%, 08/15/38	NR/NR*	5,106,072
	Utah State Charter School Finance Authority Fast
	Forward Academy
3,108,800	6.500%, 11/15/37 144A	NR/NR*	2,529,724
	Utah State Charter School Finance Authority G.
	Washington Academy
1,000,000	6.750%, 07/15/28	NR/NR*	892,600
	Utah State Charter School Finance Authority Legacy
	Prep Academy
5,715,000	6.750%, 06/15/38	NR/NR*	5,761,634
7,800,000	7.250%, 06/15/39	NR/NR*	7,960,212
	Utah State Charter School Finance Authority Noah
	Webster Academy
3,155,000	6.250%, 06/15/28	NR/NR*	2,653,734
1,475,000	6.500%, 06/15/38	NR/NR*	1,215,385
	Utah State Charter School Finance Authority Rockwell
	Charter School
1,000,000	6.750%, 08/15/28	NR/NR*	891,420
	Utah State Charter School Finance Authority Ronald
	Wilson Reagan Academy
1,250,000	5.750%, 02/15/22 Series A	NR/NR*	1,083,187

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Education (continued)
	Utah State Charter School Finance Authority Summit
	Academy
$1,425,000	5.125%, 06/15/17	NR/BBB-	$1,291,976
	Utah State Charter School Finance Authority Venture
	Academy
7,270,000	7.250%, 11/15/38	NR/NR*	7,280,978
	Washington State Higher Ed. Facilities Authority
	Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR	976,828
	Washington State University Revenue
750,000	5.000%, 10/01/19 AGMC Insured	Aa3/AAA	758,287
735,000	4.600%, 10/01/29 AGMC Insured	Aa3/AAA	763,555
	Wayne Township, Indiana Marion City School
	Building Corp.
1,120,000	5.000%, 07/15/26 NPFG FGIC Insured	NR/AA+	1,168,082
	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AAA	1,880,790
	Total Education		92,975,519

	Healthcare (1.8%)
	Harris County, Texas Health Facility Development Corp.
145,000	5.000%, 11/15/28 AMBAC Insured	NR/A-	137,034
	Indiana Finance Authority Hospital Revenue, Parkview
	Health System
1,650,000	5.875%, 05/01/29	A1/A+	1,686,696
	Reno, Nevada Hospital Revenue, Washoe Medical
	Center
725,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	724,964
680,000	5.000%, 06/01/23 AGMC Insured	Aa3/AAA	679,966
	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/AA-††	259,155
	Salt Lake County, Utah Hospital Revenue, IHC
	Health Services
1,480,000	5.500%, 05/15/16	Aa1/AA+	1,567,971
	Sarasota County, Florida Public Hospital District
	Revenue, Sarasota Memorial Hospital Project
250,000	5.625%, 07/01/39	A1/NR††	254,875

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Healthcare (continued)
	Washington State Health Care Facilities Authority
	Revenue, Coop of Puget Sound
$500,000	5.375%, 12/01/17 AMBAC Insured	NR/BBB+†††	$500,835
	Total Healthcare		5,811,496

	Hospital (1.2%)
	Campbell County, Wyoming Hospital District, Hospital
	Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-	1,050,473
1,000,000	5.500%, 12/01/34	NR/A-	973,510
	Riverton, Utah Hospital Revenue, IHC Health
	Services, Inc.
500,000	5.000%, 08/15/36	Aa1/AA+	495,615
	Washington State Health Care Facilities Authority
	Revenue, Refunding, Fred Hutchinson Cancer
1,280,000	5.000%, 01/01/18	A2/A	1,300,198
	Total Hospital		3,819,796

	Housing (12.0%)
	Alaska Housing Finance Corp. Housing Revenue
1,000,000	4.700%, 06/01/27 AMT	Aa2/AA	938,690
900,000	5.250%, 12/01/28 AMT	Aa2/AA	896,751
	Alaska State Local Housing Authority
500,000	5.125%, 06/01/27 Series A2 AMT	Aaa/AAA	494,585
	Florida Housing Finance Corp.
695,000	5.000%, 07/01/21 AMT	Aa1/AA+	698,920
500,000	6.000%, 07/01/28	Aa1/AA+	532,275
	Indiana State Housing Finance Authority Single Family
245,000	4.850%, 07/01/22 AMT	Aaa/NR†	245,872
	Indianapolis, Indiana Multi-Family
455,000	4.850%, 01/01/21 AMT	Aa2/NR	458,049
	Miami-Dade County, Florida Housing Finance
	Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	Aa3/AAA	535,332
	Nevada Housing Multi-Family, LOC: US Bank
985,000	4.750%, 04/01/39 AMT	NR/AA-	941,236

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Housing (continued)
	North Dakota Housing Authority Home Mortgage
	Revenue
$1,995,000	5.400%, 07/01/23 AMT	Aa1/NR	$2,046,810
1,000,000	5.650%, 07/01/28 AMT	Aa1/NR	1,022,630
935,000	5.400%, 07/01/28	Aa1/NR	974,990
1,920,000	4.750%, 07/01/31 AMT	Aa1/NR	1,837,939
	Orange County, Florida Housing Finance Authority
110,000	5.150%, 03/01/22	Aaa/NR	110,244
	Puerto Rico Housing Finance Authority
1,100,000	5.125%, 12/01/27	NR/AA-†††	1,108,943
	Seattle, Washington Housing Authority
730,000	4.400%, 11/01/21 AMT AGMC Insured	NR/AAA	678,849
	Snohomish County, Washington Housing Authority
150,000	4.750%, 09/01/10 AMT	NR/NR*	148,797
185,000	4.875%, 09/01/12 AMT	NR/NR*	178,157
225,000	5.000%, 09/01/13 AMT	NR/NR*	213,392
185,000	5.000%, 09/01/14 AMT	NR/NR*	172,168
145,000	5.100%, 09/01/15 AMT	NR/NR*	132,875
	South Dakota Housing Development Authority
2,650,000	4.900%, 05/01/26 AMT	Aa1/AAA	2,594,456
500,000	6.000%, 05/01/28	Aa1/AAA	534,350
	Texas State Housing Revenue
480,000	4.800%, 09/01/27 AMT	Aa1/AAA	453,106
980,000	5.250%, 09/01/32 AMT	Aa1/AAA	978,638
	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA	25,121
1,210,000	5.125%, 07/01/24 AMT	Aa3/AA-	1,212,480
935,000	5.000%, 07/01/25 AMT	Aa3/AA-	935,252
535,000	5.100%, 01/01/26 AMT	Aa3/AA-	533,261
120,000	5.650%, 07/01/27 AMT	Aa2/AA	120,710
1,630,000	5.250%, 01/01/28 AMT	Aa3/AA-	1,638,297
605,000	5.200%, 01/01/28 AMT	Aa3/AA-	599,561
2,205,000	5.800%, 07/01/28 AMT	Aa3/AA-	2,272,539
970,000	5.700%, 07/01/28 AMT	Aa3/AA	994,104
945,000	5.500%, 07/01/28 AMT	Aa3/AA-	957,559
1,295,000	6.100%, 01/01/29 AMT	Aa3/AA-	1,351,747

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Housing (continued)
	Utah Housing Corporation Single Family Mortgage
	(continued)
$2,185,000	5.250%, 07/01/28 Series A	Aa3/AA-	$2,207,374
1,000,000	4.500%, 07/01/23 Series C	Aa3/AA-	995,690
	Utah State Housing Finance Agency
105,000	5.700%, 07/01/15 AMT	Aa3/AA-	105,820
25,000	5.650%, 07/01/16 Series 1994C	Aaa/AAA	25,108
30,000	5.400%, 07/01/16 AMT	Aa2/AA	30,023
5,000	6.000%, 07/01/17 AMT	Aaa/AAA	5,000
520,000	5.500%, 07/01/18 AMT	Aa3/AA-	530,327
20,000	5.300%, 07/01/18 AMT	Aaa/AAA	20,202
55,000	5.000%, 07/01/18 AMT	Aaa/AAA	55,062
55,000	5.400%, 07/01/20 AMT	Aaa/AA	55,566
140,000	5.600%, 07/01/23 AMT	Aa2/AA	141,595
25,000	5.700%, 07/01/26 NPFG Insured	A2/A	25,064
	Wyoming Community Development Authority
	Housing Revenue
2,000,000	5.000%, 12/01/22 Series 10 AMT	Aa1/AA+	2,017,140
2,920,000	5.625%, 12/01/38	Aa1/AA+	3,023,339
	Total Housing		38,805,995

	Industrial Development & Pollution Control (1.3%)
	Emery County, Utah Pollution Control Revenue
	Pacificorp Projects
3,000,000	5.650%, 11/01/23	A2/A	3,020,220
	Sandy City, Utah Industrial Development, H Shirley
	Wright Project, Refunding Bonds, LOC Olympus
	Bank
250,000	6.125%, 08/01/16	NR/AAA	250,480
	Utah County Environmental Improvement Revenue
1,025,000	5.050%, 11/01/17	Baa1/BBB+	1,063,745
	Total Industrial Development & Pollution Control		4,334,445

	Lease (10.8%)
	Celebration Community Development District, Florida
290,000	5.000%, 05/01/22 NPFG Insured	Baa1/A	263,796
	Clark County, Nevada Improvement District Revenue
700,000	5.125%, 12/01/19	NR/NR*	592,606

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Lease (continued)
	Clark County, Nevada Improvement District Special
	Local Improvement #128 (Summerlin)
$500,000	5.000%, 02/01/21 Series A	NR/NR*	$362,170
	Davis County, Utah Lease Revenue DMV Project
78,000	5.400%, 11/01/17	NR/NR*	77,454
83,000	5.450%, 11/01/18	NR/NR*	81,852
87,000	5.500%, 11/01/19	NR/NR*	85,505
92,000	5.550%, 11/01/20	NR/NR*	90,090
97,000	5.600%, 11/01/21	NR/NR*	94,379
103,000	5.650%, 11/01/22	NR/NR*	99,530
108,000	5.700%, 11/01/23	NR/NR*	103,800
115,000	5.700%, 11/01/24	NR/NR*	109,253
121,000	5.750%, 11/01/25	NR/NR*	114,500
128,000	5.750%, 11/01/26	NR/NR*	119,994
	Marion County, Indiana Convention & Recreational
	Facilities Authority
405,000	5.000%, 06/01/27 NPFG Insured	Baa1/A	400,347
	Middle Village, Florida Community Development
	District Special Assessment Revenue
1,130,000	6.750%, 05/01/25	NR/NR*	1,063,194
	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A-	500,895
	Poinciana West, Florida Community Development
	District Special Assessment Revenue
1,000,000	5.875%, 05/01/22	NR/NR*	867,060
	Port Saint Lucie, Florida Special Assessment Revenue
	Southwest Annexation District 1-B
500,000	5.000%, 07/01/27 NPFG Insured	Baa1/A	471,210
	Red River, Texas Higher Education TCU Project
1,000,000	4.375%, 03/15/25	Aa3/NR††	1,012,670
	Salt Lake Valley, Utah Fire Service District Lease
	Revenue
2,645,000	5.200%, 04/01/28	Aa3/NR††	2,797,167
1,000,000	5.250%, 04/01/30	Aa3/NR††	1,051,070
	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG FGIC Insured	NR/AA-	512,965

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Lease (continued)
	Tolomato Community, Florida Development District
	Special Assessment Revenue
$1,000,000	6.450%, 05/01/23	NR/NR*	$838,250
	Tooele County, Utah Municipal Building Authority
	School District Lease Revenue
1,000,000	5.000%, 06/01/28	A3/A+	1,006,090
	Twin Creeks, Utah Special Service District BAN
12,000,000	7.250%, 07/15/10	NR/NR*	11,915,160
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
2,000,000	5.300%, 06/01/28	NR/A+	2,060,020
	Utah State Building Ownership Authority
465,000	5.000%, 05/15/21	Aa1/AA+	495,695
1,755,000	5.250%, 05/15/23	Aa1/AA+	1,859,861
510,000	5.000%, 05/15/23	Aa1/AA+	541,299
1,845,000	5.250%, 05/15/24	Aa1/AA+	1,949,907
1,080,000	5.000%, 05/15/25	Aa1/AA+	1,127,585
	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19	NR/A†††	443,936
	West Valley City, Utah Municipal Building Authority
	Lease Revenue Refunding
1,890,000	4.375%, 08/01/26 Series A NPFG FGIC Insured	NR/A+	1,915,269
	Total Lease		35,024,579

	Tax Revenue (10.9%)
	Aqua Isles, Florida Community Development District
	Revenue
945,000	7.000%, 05/01/38	NR/NR*	719,967
	Bay County, Florida Sales Tax Revenue
170,000	4.750%, 09/01/23 AGMC Insured	Aa3/NR	169,998
	Bountiful City, Utah Sales Tax Refunding Bond
759,000	3.500%, 06/01/13	NR/AA	804,494
832,000	4.000%, 06/01/17	NR/AA	881,171
	Brigham, Utah Special Assessment Voluntary
	Assessment Area
1,140,000	5.250%, 08/01/23	A3/NR	1,178,954
1,195,000	5.500%, 08/01/29	A3/NR	1,223,525
	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR*	185,080

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Tax Revenue (continued)
	Coral Canyon, Utah Special Service District
$90,000	5.000%, 07/15/13	NR/NR*	$86,798
250,000	5.500%, 07/15/18	NR/NR*	211,760
	Florida State Department of Environmental
	Protection Revenue
1,800,000	5.250%, 07/01/20 NPFG Insured	A1/AA-	1,891,764
	Henderson, Nevada Local Improvement District
95,000	4.500%, 09/01/12	NR/NR*	89,967
295,000	5.000%, 09/01/14	NR/NR*	269,586
295,000	5.000%, 09/01/15	NR/NR*	263,875
235,000	5.000%, 03/01/16	NR/NR*	203,404
	Holladay, Utah Redevelopment Agency
2,715,000	4.900%, 12/30/20	NR/NR*	2,271,423
	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR*	175,776
196,000	5.100%, 11/15/15	NR/NR*	180,279
206,000	5.200%, 11/15/16	NR/NR*	186,786
216,000	5.300%, 11/15/17	NR/NR*	193,108
228,000	5.400%, 11/15/18	NR/NR*	202,674
240,000	5.500%, 11/15/19	NR/NR*	210,600
253,000	5.600%, 11/15/20	NR/NR*	219,391
268,000	5.700%, 11/15/21	NR/NR*	228,824
283,000	5.800%, 11/15/22	NR/NR*	240,392
299,000	6.000%, 11/15/23	NR/NR*	255,442
	Jordanelle, Utah Special Service Improvement District
120,000	8.000%, 10/01/11	NR/NR*	118,874
	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27	NR/NR*	479,149
	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	Aa3/AAA	834,635
	Mesquite, Nevada New Special Improvement District
240,000	5.300%, 08/01/11	NR/NR*	233,573
175,000	4.600%, 08/01/11	NR/NR*	168,128
185,000	4.750%, 08/01/12	NR/NR*	173,339
220,000	4.900%, 08/01/13	NR/NR*	201,461
135,000	5.250%, 08/01/17	NR/NR*	115,796

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Tax Revenue (continued)
	Mesquite, Nevada New Special Improvement District
	(continued)
$300,000	5.350%, 08/01/19	NR/NR*	$243,693
130,000	5.400%, 08/01/20	NR/NR*	103,956
475,000	5.500%, 08/01/25	NR/NR*	354,516
	Mountain Regional Water, Utah Special Service
	District
2,000,000	5.000%, 12/15/20 NPFG Insured	Baa1/A+	2,051,660
	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee Inc. Insured .	NR/A+	210,191
	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	Aa3/AAA	481,962
	Pembroke Harbor, Florida Community Development
	District Revenue
1,800,000	7.000%, 05/01/38	NR/NR*	1,316,970
	Salt Lake City, Utah Sales Tax
955,000	5.000%, 02/01/21	NR/AAA	1,029,270
1,005,000	5.000%, 02/01/22	NR/AAA	1,080,244
1,060,000	5.000%, 02/01/23	NR/AAA	1,135,790
1,115,000	5.000%, 02/01/24	NR/AAA	1,190,976
	Sandy City, Utah Sales Tax
605,000	5.000%, 09/15/20 AMBAC Insured	NR/AA+	626,986
	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A	559,603
	Springville, Utah Special Assessment Revenue
400,000	5.500%, 01/15/17	NR/NR*	351,736
457,000	5.650%, 01/15/18	NR/NR*	390,401
483,000	5.800%, 01/15/19	NR/NR*	408,425
510,000	5.900%, 01/15/20	NR/NR*	427,467
540,000	6.000%, 01/15/21	NR/NR*	449,339
	Uintah County, Utah Municipal Building Authority
	Lease Revenue
500,000	5.000%, 06/01/24	NR/A+	514,840
	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGMC Insured	NR/AAA	525,774
300,000	4.875%, 09/01/34 AGMC Insured	NR/AAA	305,184

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Tax Revenue (continued)
	Wasatch County, Utah Building Authority
$130,000	5.000%, 10/01/15	A3/NR	$138,220
135,000	5.000%, 10/01/16	A3/NR	142,027
	Wasatch County, Utah Sales Tax
205,000	5.000%, 12/01/16 AMBAC Insured	NR/A+	216,662
210,000	5.000%, 12/01/17 AMBAC Insured	NR/A+	220,691
225,000	5.000%, 12/01/18 AMBAC Insured	NR/A+	234,738
	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured	NR/A	732,754
	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/AA-	1,053,950
	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured	A2/NR	399,187
	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-	1,690,699
320,000	5.000%, 03/01/22	NR/A-	332,035
350,000	5.000%, 03/01/23	NR/A-	362,016
1,000,000	5.000%, 03/01/24	NR/A-	1,031,060
	Total Tax Revenue		35,183,015

	Transportation (2.5%)
	Alaska State International Airport Revenue
175,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR††	175,049
	Florida State Turnpike Authority Turnpike Revenue
500,000	4.500%, 07/01/22 NPFG Insured	Aa3/AA-	512,235
	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG FGIC Insured	Aa2/AA+	1,978,821
	Miami-Dade County, Florida Aviation Revenue
600,000	5.000%, 10/01/24 NPFG FGIC Insured AMT	A2/A	595,632
	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-	2,148,680
	Port of Seattle, Washington Revenue
1,095,000	5.100%, 04/01/24 AMT NPFG FGIC Insured	Aa2/AA-	1,096,226
	Utah Transit Authority Sales Tax & Transportation
	Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa3/AAA	1,485,685
195,000	5.250%, 06/15/32 AGMC Insured	Aa3/AAA	219,379
	Total Transportation		8,211,707

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utility (11.5%)
	Alaska Industrial Development & Export Authority
$400,000	4.625%, 12/01/16 AMBAC Insured AMT	NR/NR*	$382,092
	Cowlitz County, Washington Public Utility District
	Electric Revenue
1,000,000	4.500%, 09/01/26 NPFG Insured	A3/A	1,002,800
	Eagle Mountain, Utah Gas & Electric
1,385,000	4.250%, 06/01/20 Radian Insured	NR/NR*	1,278,147
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR*	1,416,600
1,515,000	5.000%, 06/01/22 Radian Insured	NR/NR*	1,479,367
	Garland, Texas Water & Sewer
440,000	4.500%, 03/01/21 AMBAC Insured	NR/AA	453,416
	Houston, Texas Utility System Revenue, Refunding
1,500,000	5.250%, 05/15/26 Series A NPFG Insured	A1/AA	1,569,960
4,665,000	5.125%, 05/15/28 Series A NPFG Insured	A1/AA	4,795,667
	Indianapolis, Indiana Gas Utility
505,000	5.000%, 08/15/24 AMBAC Insured	Aa3/A+	506,429
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,000,000	5.000%, 07/01/21 Series A AGMC Insured	Aa3/AAA	1,061,300
	Intermountain Power Agency, Utah Power Supply
	Revenue, Refunding
1,500,000	5.250%, 07/01/22 Series A	A1/A+	1,586,445
250,000	5.250%, 07/01/23	A1/A+	263,820
	JEA, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+	510,715
	Lower Colorado River Authority, Texas Revenue,
	Refunding
1,535,000	5.250%, 05/15/29	A1/A	1,618,458
	Manti City, Utah Electric System Revenue
603,000	5.750%, 02/01/17	NR/NR*	571,771
	Murray City, Utah Utility Electric Revenue
1,340,000	5.000%, 06/01/25 AMBAC Insured	A2/NR	1,423,000
	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA††	1,085,160
	Pleasant Grove City, Utah Water Revenue
760,000	4.625%, 12/01/23 AGMC Insured	NR/AAA	813,481

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Utility (continued)
	Port St. Lucie, Florida Utility System Revenue
$2,500,000	5.250%, 09/01/23 NPFG Insured	A2/NR	$2,642,425
	Puerto Rico Electric Power Authority Revenue
2,000,000	5.000%, 07/01/37 Series TT	A3/BBB+	1,872,520
	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	A2/NR	502,665
	Rockport, Indiana Pollution Control Revenue Indiana
	Michigan Power Company Project
1,500,000	4.625%, 06/01/25 Series A FGIC Insured	Baa2/BBB	1,473,195
	Salt Lake & Sandy, Utah Metropolitan Water District,
	Water Revenue, Refunding
650,000	5.000%, 07/01/31 Series A	NR/AA+††	697,177
	Santa Clara Utah Storm Drain Revenue
877,000	5.100%, 09/15/26	NR/NR*	709,169
	Southern Utah Valley Power System
210,000	5.250%, 09/15/13 NPFG Insured	Baa1/A	229,994
225,000	5.250%, 09/15/14 NPFG Insured	Baa1/A	244,557
235,000	5.250%, 09/15/15 NPFG Insured	Baa1/A	251,840
185,000	5.125%, 09/15/21 NPFG Insured	Baa1/A	192,600
	St. George, Utah Electric Revenue
250,000	5.000%, 06/01/38 AGMC Insured	Aa3/NR	258,655
	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee Inc. Insured	A2/AA	1,032,340
	Utah Assessed Municipal Power System
1,000,000	5.000%, 04/01/21 AGMC Insured	Aa3/AAA	1,053,300
	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A	1,462,370
	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee Inc. Insured .	Baa1/NR	1,051,379
	Wyoming Municipal Power Agency Power Supply
	System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-	755,050
	Wyoming Municipal Power Agency Systems Revenue
1,000,000	4.500%, 01/01/29	A2/A-	959,280
	Total Utility		37,207,144

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Water and Sewer (3.8%)
	Eagle Mountain, Utah Water and Sewer
$690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+	$704,945
	Jacksonville, Florida Water and Sewer System Revenue
160,000	4.625%, 10/01/22	Aa3/AA-	160,106
	Kearns, Utah Improvement District, Water & Sewer
	Revenue, Refunding
475,000	4.250%, 05/01/27 AGMC Insured	Aa3/NR	463,586
	Mesquite, Texas Waterworks & Sewer
225,000	4.500%, 03/01/24 AGMC Insured	Aa3/AAA	230,468
	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured	A2/NR	458,669
	Ogden City, Utah Sewer & Water Revenue
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR	743,528
	Pleasant Grove, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A+	458,874
	Smithfield, Utah Water Revenue
90,000	4.750%, 06/01/17	NR/NR*	81,743
94,000	4.800%, 06/01/18	NR/NR*	84,223
99,000	4.850%, 06/01/19	NR/NR*	87,507
103,000	4.900%, 06/01/20	NR/NR*	90,105
108,000	5.000%, 06/01/21	NR/NR*	95,009
126,000	5.150%, 06/01/22	NR/NR*	110,208
132,000	5.200%, 06/01/23	NR/NR*	114,876
139,000	5.250%, 06/01/24	NR/NR*	120,673
114,000	5.050%, 06/01/25	NR/NR*	98,605
120,000	5.100%, 06/01/26	NR/NR*	103,583
	Upper Trinity Regional Water District, Texas
205,000	4.500%, 08/01/20 AMBAC Insured	A3/A-	208,551
	Utah Water Finance Agency Revenue
200,000	5.250%, 07/01/16 AMBAC Insured	NR/NR*	202,692
310,000	5.000%, 10/01/17 AMBAC Insured	NR/NR*	324,824
510,000	5.000%, 07/01/18 AMBAC Insured	A2/NR	533,021
105,000	5.000%, 10/01/20 AMBAC Insured	NR/NR*	108,737
830,000	4.500%, 10/01/22 AMBAC Insured	A1/NR	851,754
740,000	5.125%, 07/01/23 AMBAC Insured	NR/NR*	736,078
870,000	4.500%, 10/01/23 AMBAC Insured	A1/NR	890,323

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS (continued)
DECEMBER 31, 2009 (unaudited)

		Rating
Principal		Moody’s/
Amount	Revenue Bonds (continued)	S&P	Value
	Water and Sewer (continued)
	Utah Water Finance Agency Revenue (continued)
$2,570,000	5.000%, 10/01/25 AMBAC Insured	A2/NR	$2,657,020
1,400,000	4.500%, 10/01/28 AMBAC Insured	A1/NR	1,424,640
	Total Water and Sewer		12,144,348
	Total Revenue Bonds		282,657,493

	Total Investments (cost $324,465,922 - note 4)	99.5%	322,266,820
	Other assets less liabilities	0.5	1,730,914
	Net Assets	100.0%	$323,997,734

		Percent of
	Portfolio Distribution by Quality Rating	Portfolio1
	Aaa of Moody’s or AAA of S&P and Fitch	13.6%
	Aa of Moody’s or AA of S&P and Fitch	31.9
	A of Moody’s or S&P and Fitch	20.1
	Baa of Moody’s or BBB of S&P and Fitch	3.9
	Not rated*	30.5
		100.0%

1	Calculated using the highest rating of the two rating services.
*
Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a credit rating service.

Fitch Ratings
†	AAA
††	AA
†††	A
††††	BBB

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp	FGIC - Financial Guaranty Insurance Co.
AMBAC - American Municipal Bond Assurance Corp.	LOC - Letter of Credit
AMT - Alternative Minimum Tax	NPFG - National Public Finance Guarantee
BAN - Bond Anticipation Note	NR - Not Rated
COP - Certificates of Participation	PSF - Permanent School Fund

Note: National Public Finance Guarantee was formerly known as National-re and Assured Guaranty Municipal Corp. was formerly known as Financial Security Assurance Inc. (FSA).

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2009 (unaudited)

ASSETS
Investments at value (cost $324,465,922)	$322,266,820
Cash	1,836,163
Interest receivable	4,853,282
Receivable for Fund shares sold	612,415
Receivable from Manager	496,528
Other assets	12,108
Total assets	330,077,316
LIABILITIES
Payable for investment securities purchased	3,631,670
Dividends payable	1,414,898
Deferred income payable	469,388
Payable for Fund shares redeemed	379,501
Management fees payable	111,916
Accrued expenses	72,209
Total liabilities	6,079,582
NET ASSETS	$323,997,734
Net Assets consist of:
Capital Stock - Authorized an unlimited number of shares, par value $0.01per share	$333,789
Additional paid-in capital	328,661,056
Net unrealized depreciation on investments (note 4)	(2,199,102)
Accumulated net realized loss on investments	(2,728,640)
Distributions in excess of net investment income	(69,369)
$323,997,734
CLASS A
Net Assets	$196,204,221
Capital shares outstanding	20,223,169
Net asset value and redemption price per share	$9.70
Maximum offering price per share (100/96 of $9.70 adjusted to nearest cent)	$10.10
CLASS C
Net Assets	$71,896,185
Capital shares outstanding	7,412,722
Net asset value and offering price per share	$9.70
Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
during the first 12 months after purchase)	$9.70 *
CLASS Y
Net Assets	$55,897,328
Capital shares outstanding	5,742,977
Net asset value, offering and redemption price per share	$9.73

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENT OF OPERATIONS
SIX MONTHS ENDED DECEMBER 31, 2009 (unaudited)

Investment Income:

Interest income		$8,008,682
Other income		16,282
		8,024,964

Expenses:

Management fee (note 3)	$745,139
Distribution and service fees (note 3)	495,016
Transfer and shareholder servicing agent fees	67,380
Trustees’ fees and expenses (note 8)	53,917
Legal fees (note 3)	42,124
Shareholders’ reports and proxy statements	21,442
Registration fees and dues	15,617
Fund accounting fees	13,164
Custodian fees (note 6)	12,361
Auditing and tax fees	10,483
Insurance	7,183
Chief compliance officer (note 3)	2,271
Miscellaneous	13,666
Total expenses	1,499,763

Management fee waived (note 3)	(129,151)
Expenses paid indirectly (note 6)	(516)
Net expenses		1,370,096
Net investment income		6,654,868

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from securities transactions	(659,093)
Change in unrealized depreciation on investments	11,201,068

Net realized and unrealized gain (loss) on investments		10,541,975
Net increase in net assets resulting from operations		$17,196,843

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2009	Year Ended
	(unaudited)	June 30, 2009
OPERATIONS:
Net investment income	$6,654,868	$11,205,368
Net realized gain (loss) from securities transactions	(659,093)	(1,800,263)
Change in unrealized depreciation on investments	11,201,068	(7,737,307)
Change in net assets from operations	17,196,843	1,667,798

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
Class A Shares:
Net investment income	(4,336,125)	(7,531,262)

Class C Shares:
Net investment income	(1,208,900)	(1,461,117)

Class Y Shares:
Net investment income	(1,273,395)	(2,370,878)
Change in net assets from distributions	(6,818,420)	(11,363,257)

CAPITAL SHARE TRANSACTIONS (note 7):
Proceeds from shares sold	71,992,022	86,962,093
Reinvested dividends and distributions	3,128,709	6,415,663
Cost of shares redeemed	(21,278,775)	(62,672,341)
Change in net assets from capital share transactions	53,841,956	30,705,415

Change in net assets	64,220,379	21,009,956

NET ASSETS:
Beginning of period	259,777,355	238,767,399

End of period*	$323,997,734	$259,777,355

* Includes distributions in excess of net investment income and
undistributed net investment income, respectively, of:	$(69,369)	$94,183

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009 (unaudited)

1. Organization

     Tax-Free Fund For Utah (the “Fund”), a non-diversified, open-end investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sale charge. Class I Shares carry a distribution and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. Significant Accounting Policies

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a)
Portfolio valuation: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

b)
Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy.

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments (details of which can be found in the schedule of investments) used to value the Fund’s net assets as of December 31, 2009:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$—
Level 2 – Other Significant Observable Inputs — Municipal Bonds	322,266,820
Level 3 – Significant Unobservable Inputs	—
Total	$322,266,820

c)
Subsequent events: In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through February 26, 2010, the date the financial statements were issued.

d)
Securities transactions and related investment income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount. In connection with certain bonds, fee income is recognized by the Fund on a daily basis over the life of the bonds.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

e)
Federal income taxes: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes. Management has reviewed the tax positions for each of the open tax years (2006-2009) and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements.

f)
Multiple class allocations: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

g)
Use of estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

h)
Accounting pronouncement: In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” that requires additional disclosures regarding fair value measurements. Certain required disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact it will have on its financial statement disclosures.

3. Fees and Related Party Transactions

a) Management Arrangements:

     Aquila Investment Management LLC (the “Manager”), a wholly-owned subsidiary of Aquila Management Corporation, the Fund’s founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all investment management and administrative services to the Fund. The Manager’s services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund’s average net assets.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

     For the six months ended December 31, 2009, the Fund incurred management fees of $745,139 of which $129,151 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2009 through October 31, 2010 so that total Fund expenses would not exceed 0.82% for Class A Shares, 1.62% for Class C Shares, 0.96% for Class I Shares or 0.62% for Class Y Shares. A similar contractual undertaking is expected to be in place through the period ended October 31, 2011.

     The Manager has agreed to pay the Fund $520,626 in installments (with interest) over a maximum period of 58 months related to fees paid by the issuers of certain bonds held by the Fund.

     Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

b) Distribution and Service Fees:

     The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 (the “Rule”) under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others (“Qualified Recipients”) selected by Aquila Distributors, Inc. (the “Distributor”) including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund’s shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund’s average net assets represented by Class A Shares. For the six months ended December 31, 2009, distribution fees on Class A Shares amounted to $183,988, of which the Distributor retained $5,365.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund’s Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2009, amounted to $233,271. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund’s average net assets represented by Class C Shares and for the six months ended December 31, 2009 amounted to $77,757. The total of these payments with respect to Class C Shares amounted to $311,028, of which the Distributor retained $40,779.

     Specific details about the Plans are more fully defined in the Fund’s Prospectus and Statement of Additional Information.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund’s shares. Through agreements between the Distributor and various brokerage and advisory firms (“intermediaries”), the Fund’s shares are currently sold primarily through the facilities of intermediaries having offices within Utah, with the bulk of any sales commissions inuring to such intermediaries. For the six months ended December 31, 2009, total commissions on sales of Class A Shares amounted to $473,986, of which the Distributor received $39,925.

c) Other Related Party Transactions:

     For the six months ended December 31, 2009, the Fund incurred $42,048 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund’s ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. Purchases and Sales of Securities

     During the six months ended December 31, 2009, purchases of securities and proceeds from the sales of securities aggregated $66,147,042 and $6,877,489, respectively.

     At December 31, 2009, the aggregate tax cost for all securities was $324,373,044. At December 31, 2009, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $6,235,167 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $8,341,391, for a net unrealized depreciation of $2,106,224.

5. Portfolio Orientation

     At least 50% of the Fund’s assets will always consist of obligations of Utah-based issuers. At December 31, 2009, the Fund had 58% of its net assets invested in municipal obligations issued by the State of Utah. Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers’ ability to meet their obligations.

     The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes.

6. Expenses

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

7. Capital Share Transactions

Transactions in Capital Shares of the Fund were as follows:

	Six Months Ended December 31, 2009		Year Ended
	(unaudited)		June 30, 2009
	Shares	Amount	Shares	Amount
Class A Shares:
Proceeds from shares sold .	2,981,143	$28,755,294	4,236,182	$38,937,661
Reinvested distributions	214,448	2,060,952	481,016	4,432,815
Cost of shares redeemed	(753,325)	(7,254,708)	(3,194,513)	(28,482,023)
Net change	2,442,266	23,561,538	1,522,685	14,888,453
Class C Shares:
Proceeds from shares sold .	2,551,707	24,541,849	2,776,510	25,642,043
Reinvested distributions	61,004	586,634	100,741	927,564
Cost of shares redeemed	(519,398)	(5,012,796)	(839,404)	(7,773,249)
Net change	2,093,313	20,115,687	2,037,847	18,796,358
Class Y Shares:
Proceeds from shares sold .	1,942,633	18,694,879	2,448,286	22,382,389
Reinvested distributions	49,792	481,123	114,773	1,055,284
Cost of shares redeemed	(931,013)	(9,011,271)	(2,876,167)	(26,417,069)
Net change	1,061,412	10,164,731	(313,108)	(2,979,396)
Total transactions in Fund
shares	5,596,991	$53,841,956	3,247,424	$30,705,415

8. Trustees’ Fees and Expenses

     At December 31, 2009 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees’ service and attendance fees paid during the six months ended December 31, 2009 was $43,101, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2009, such meeting-related expenses amounted to $10,816.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

9. Securities Traded on a When-Issued Basis

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the value of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. Income Tax Information and Distributions

     The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder’s option.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund’s net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $221,880, decreased accumulated net realized loss on investments by $796,251 and decreased additional paid-in capital in the amount of $1,018,131 at June 30, 2009. This adjustment had no impact on the Fund’s aggregate net assets at June 30, 2009. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At June 30, 2009, the Fund had a capital loss carryover of $902,608 of which $15,469 expires on June 30, 2011, $253,815 expires on June 30, 2012 and $633,324 expires on June 30, 2017. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed. At June 30, 2009 there were post-October capital loss deferrals of $1,166,939, which will be recognized in the following year.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS (continued)
DECEMBER 31, 2009 (unaudited)

The tax character of distributions:

	Year Ended June 30,
	2009	2008
Net tax-exempt income	$11,141,377	$9,144,508
Ordinary income	221,880	318,186
	$11,363,257	$9,462,694

As of June 30, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$248,139
Undistributed taxable income	34,807
Accumulated net realized loss	(902,608)
Unrealized depreciation	(13,346,846)
Other temporary differences	(1,409,026)
$(15,375,534)

     The difference between book basis and tax basis unrealized appreciation is attributable primarily to premium/discount adjustments. The difference between book basis and tax basis undistributed income is due to the timing difference in recognizing dividends paid.

11. Ongoing Development

     Since December 2007, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor’s, Moody’s and Fitch. The loss of capital due to investments in subprime mortgages by the municipal insurance companies forced the rating agencies to downgrade or eliminate the ratings on most of the major municipal bond insurers. As such, only the ratings of Assured Guaranty, Berkshire Hathaway Assurance and National Public Finance (formerly MBIA) have applicability to the Fund’s holdings. Some insurance companies have had their ratings withdrawn by the rating agencies. A good example is AMBAC whose ratings were withdrawn by all the rating agencies. Thus, while certain bonds still have insurance, they are no longer rated based upon the ratings of their insurers.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months
	Ended		Year Ended June 30,
	12/31/09
	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.35		$9.73	$9.91	$9.87	$10.26	$9.91
Income (loss) from investment operations:
Net investment income	0.22	††	0.44 ††	0.41 ††	0.40 †	0.40 †	0.41 †
Net gain (loss) on securities (both realized
and unrealized)	0.36		(0.37)	(0.17)	0.05	(0.37)	0.38
Total from investment operations	0.58		0.07	0.24	0.45	0.03	0.79
Less distributions (note 10):
Dividends from net investment income	(0.23)		(0.45)	(0.42)	(0.41)	(0.42)	(0.44)
Distributions from capital gains	–		–	–	–	–	–
Total distributions	(0.23)		(0.45)	(0.42)	(0.41)	(0.42)	(0.44)
Net asset value, end of period	$9.70		$9.35	$9.73	$9.91	$9.87	$10.26
Total return (not reflecting sales charge)	6.23	%*	0.91%	2.45%	4.60%	0.28%	8.06%
Ratios/supplemental data
Net assets, end of period (in thousands)	$196,204		$166,182	$158,125	$148,894	$142,227	$126,091
Ratio of expenses to average net assets	0.79	%**	0.75%	0.63%	0.68%	0.64%	0.59%
Ratio of net investment income to average
net assets	4.60	%**	4.80%	4.09%	3.89%	3.90%	3.98%
Portfolio turnover rate	2.39	%*	24.64%	18.83%	17.36%	9.61%	8.68%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	0.87	%**	0.87%	0.90%	0.96%	0.93%	0.97%
Ratio of net investment income to average
net assets	4.52	%**	4.68%	3.82%	3.61%	3.61%	3.60%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	0.79	%**	0.74%	0.61%	0.66%	0.61%	0.56%
______________________
† Per share amounts have been calculated using the monthly average shares method.
†† Per share amounts have been calculated using the daily average shares method.
* Not annualized.
** Annualized.

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period

	Class C							Class Y
	Six Months							Six Months
	Ended		Year Ended June 30,					Ended		Year Ended June 30,
	12/31/09							12/31/09
	(unaudited)		2009	2008	2007	2006	2005	(unaudited)		2009	2008	2007	2006	2005
Net asset value, beginning of period	$9.34		$9.72	$9.91	$9.87	$10.26	$9.91	$9.38		$9.76	$9.94	$9.90	$10.29	$9.94
Income (loss) from investment operations:
Net investment income	0.18	††	0.37 ††	0.33 ††	0.32 †	0.32 †	0.32 †	0.23	††	0.46 ††	0.43 ††	0.41 †	0.42 †	0.42 †
Net gain (loss) on securities (both
realized and unrealized)	0.37		(0.37)	(0.18)	0.05	(0.37)	0.38	0.36		(0.37)	(0.17)	0.07	(0.37)	0.39
Total from investment operations	0.55		–	0.15	0.37	(0.05)	0.70	0.59		0.09	0.26	0.48	0.05	0.81
Less distributions (note 10):
Dividends from net investment income	(0.19)		(0.38)	(0.34)	(0.33)	(0.34)	(0.35)	(0.24)		(0.47)	(0.44)	(0.44)	(0.44)	(0.46)
Distributions from capital gains	–		–	–	–	–	–	–		–	–	–	–
Total distributions	(0.19)		(0.38)	(0.34)	(0.33)	(0.34)	(0.35)	(0.24)		(0.47)	(0.44)	(0.44)	(0.44)	(0.46)
Net asset value, end of period	$9.70		$9.34	$9.72	$9.91	$9.87	$10.26	$9.73		$9.38	$9.76	$9.94	$9.90	$10.29
Total return (not reflecting sales charge)	5.92	%*	0.10%	1.53%	3.77%	(0.52)%	7.20%	6.33	%*	1.13%	2.67%	4.80%	0.49%	8.27%
Ratios/supplemental data
Net assets, end of period (in thousands)	$71,896		$49,700	$31,906	$30,905	$33,791	$27,581	$55,897		$43,895	$48,737	$47,124	$39,791	$17,928
Ratio of expenses to average net assets	1.58	%**	1.55%	1.43%	1.48%	1.44%	1.39%	0.59	%**	0.55%	0.43%	0.48%	0.44%	0.39%
Ratio of net investment income to
average net assets	3.77	%**	3.99%	3.29%	3.10%	3.10%	3.18%	4.80	%**	5.00%	4.29%	4.09%	4.10%	4.15%
Portfolio turnover rate	2.39	%*	24.64%	18.83%	17.36%	9.61%	8.68%	2.39	%*	24.64%	18.83%	17.36%	9.61%	8.68%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee were (note 3):

Ratio of expenses to average net assets	1.67	%**	1.67%	1.70%	1.76%	1.72%	1.77%	0.67	%**	0.67%	0.70%	0.76%	0.72%	0.77%
Ratio of net investment income to
average net assets	3.68	%**	3.88%	3.02%	2.81%	2.81%	2.80%	4.71	%**	4.88%	4.02%	3.81%	3.82%	3.78%

The expense ratios after giving effect to the waiver and expense offset for uninvested cash balances were (note 3):

Ratio of expenses to average net assets	1.58	%**	1.54%	1.42%	1.46%	1.41%	1.36%	0.59	%**	0.54%	0.42%	0.46%	0.41%	0.37%
______________________
† Per share amounts have been calculated using the monthly average shares method.
†† Per share amounts have been calculated using the daily average shares method.
* Not annualized.
** Annualized.

See accompanying notes to financial statements.

Analysis of Expenses (unaudited)

     As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges (“CDSC”) with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

     The table below is based on an investment of $1,000 invested on July 1, 2009 and held for the six months ended December 31, 2009.

Actual Expenses

     This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Six months ended December 31, 2009
	Actual
	Total Return	Beginning	Ending	Expenses
	Without	Account	Account	Paid During
	Sales Charges(1)	Value	Value	the Period(2)
Class A	6.23%	$1,000.00	$1,062.30	$4.11
Class C	5.92%	$1,000.00	$1,059.20	$8.20
Class Y	6.33%	$1,000.00	$1,063.30	$3.07

(1)
Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year.

(2)
Expenses are equal to the annualized expense ratio of 0.79%, 1.58% and 0.59% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Analysis of Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

     Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges (“CDSC”) with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

Six months ended December 31, 2009
	Hypothetical
	Annualized	Beginning	Ending	Expenses
	Total	Account	Account	Paid During
	Return	Value	Value	the Period(1)
Class A	5.00%	$1,000.00	$1,021.22	$4.02
Class C	5.00%	$1,000.00	$1,017.24	$8.03
Class Y	5.00%	$1,000.00	$1,022.23	$3.01

(1)
Expenses are equal to the annualized expense ratio of 0.79%, 1.58% and 0.59% for the Fund’s Class A, C and Y shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Information Available (unaudited)

     Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent your Fund’s entire list of portfolio securities twice a year in the semi-annual and annual reports you receive. Additionally, under Fund policies, the Manager publicly discloses the complete schedule of the Fund’s portfolio holdings, as of each calendar quarter, generally by the 15th day after the end of each calendar quarter. Such information remains accessible until the next schedule is made publicly available. You may obtain a copy of the Fund’s portfolio holding schedule for the most recently completed period by visiting the Fund’s website at www.aquilafunds.com. The Fund may also disclose other portfolio holdings as of a specified date (currently the Fund discloses its five largest holdings by value as of the close of the last business day of each calendar month in a posting to its website on approximately the 5th business day following the month end). This information remains on the website until the next such posting. Whenever you wish to see a listing of your Fund’s portfolio other than in your shareholder reports, please check our website at www.aquilafunds.com or call us at 1-800-437-1020.

     The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at www.sec.gov. You may also review or, for a fee, copy the forms at the SEC’s Public Reference Room in Washington, D.C. or by calling 1-800-SEC-0330.

Proxy Voting Record (unaudited)

     The Fund does not invest in equity securities. Accordingly, there were no matters relating to portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2009 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at www.sec.gov.

Additional Information (unaudited)

Renewal of the Advisory and Administration Agreement

     Renewal until December 31, 2010 of the Advisory and Administration Agreement (the “Advisory Agreement”) between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2009. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

•	A copy of the agreement to be renewed;

•	A term sheet describing the material terms of the agreement;

•	The Annual Report of the Fund for the year ended June 30, 2009;

•
A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees’ review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

•	Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

The Trustees reviewed materials relevant to, and considered the following factors:

The nature, extent, and quality of the services provided by the Manager.

     The Manager provides local management of the Fund’s portfolio. The Trustees noted that the Manager employs Todd W. Curtis and James T. Thompson as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund’s portfolio securities. Mr. Thompson, based in Salt Lake City, has 24 years in municipal bond underwriting and trading and provides local information regarding specific holdings in the Fund’s portfolio. Mr. Curtis has over 23 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund’s portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

     The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

     The Manager additionally provides all administrative services to the Fund. The Board considered the nature and extent of the Manager’s supervision of third-party service providers, including the Fund’s shareholder servicing agent and custodian.

     The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

The investment performance of the Fund and the Manager.

     The Board reviewed each aspect of the Fund’s performance and compared its performance with that of its competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that was comparable to that of all single-state tax-free municipal bond funds nationwide, including funds of a comparable asset size for one-, five- and ten-year periods.

     The Board considered these results to be consistent with the purposes of the Fund.

     The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

The costs of the services to be provided and profits to be realized by the Manager and its affiliates and from the relationship with the Fund.

     The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

     The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund’s inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2009 through October 31, 2010 so that total Fund expenses would not exceed 0.82 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

     The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund’s competitors.

     The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

The extent to which economies of scale would be realized as the Fund grows.

     Data provided to the Trustees showed that the Fund’s asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund’s fees were comparable to those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager continued to waive a portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

Benefits derived or to be derived by the Manager and its affiliates from the relationships with the Fund.

     The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

Founders
Lacy B. Herrmann, Chairman Emeritus
Aquila Management Corporation

Manager
AQUILA INVESTMENT MANAGEMENT LLC
380 Madison Avenue, Suite 2300
New York, New York 10017

Board of Trustees
Gary C. Cornia, Chair
Anne J. Mills
Tucker Hart Adams
Thomas A. Christopher
Diana P. Herrmann
Lyle W. Hillyard
John C. Lucking

Officers
Diana P. Herrmann, President
Maryann Bruce, Senior Vice President
Todd W. Curtis, Vice President and Co-Portfolio Manager
James T. Thompson, Vice President and Co-Portfolio Manager
M. Kayleen Willis, Vice President
Robert S. Driessen, Chief Compliance Officer
Joseph P. DiMaggio, Chief Financial Officer and Treasurer
Edward M.W. Hines, Secretary

Distributor
AQUILA DISTRIBUTORS, INC.
380 Madison Avenue, Suite 2300
New York, New York 10017

Transfer and Shareholder Servicing Agent
PNC Global Investment Servicing
101 Sabin Street
Pawtucket, RI 02860

Custodian
JPMORGAN CHASE BANK, N.A.
1111 Polaris Parkway
Columbus, OH 43240

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Further information is contained in the Prospectus,
which must precede or accompany this report.

ITEM 2.	CODE OF ETHICS.

Not applicable

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in Item 1 above.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 12.	EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By: /s/ Diana P. Herrmann

President and Trustee
March 11, 2010

By: /s/ Joseph P. DiMaggio

Chief Financial Officer and Treasurer
March 11, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Diana P. Herrmann

Diana P. Herrmann
President and Trustee
March 11, 2010

By: /s/ Joseph P. DiMaggio

 Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 11, 2010

TAX-FREE FUND FOR UTAH

EXHIBIT INDEX

(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.